T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.9%
COMMUNICATION SERVICES 2.5%
Interactive Media & Services 0.2%
Ziff Davis (1) 6,440 623
623
Media 2.3%
Cable One  566 829
Gray Television  40,267 889
Interpublic Group  25,671 910
News, Class A  51,656 1,144
Nexstar Media Group, Class A  11,081 2,088
Scholastic  31,508 1,269
7,129
Total Communication Services 7,752
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.9%
BorgWarner  21,729 845
Gentex  30,629 894
Patrick Industries  15,143 913
2,652
Distributors 0.2%
LKQ  15,042 683
683
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions (1) 3,520 467
Service Corp. International  17,635 1,161
Stride (1) 13,332 484
2,112
Hotels, Restaurants & Leisure 4.8%
Boyd Gaming  25,574 1,682
Choice Hotels International  6,964 987
Churchill Downs  2,879 639
Darden Restaurants  6,560 872
Dine Brands Global  18,025 1,405
Domino's Pizza  2,630 1,070
Everi Holdings (1) 64,368 1,352
Penn National Gaming (1) 6,523 277
Red Rock Resorts, Class A  33,147 1,610
Travel + Leisure  28,640 1,659
Vail Resorts  4,217 1,098
Wendy's  40,786 896

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Wyndham Hotels & Resorts  14,017 1,187
14,734
Household Durables 1.2%
KB Home  13,469 436
La-Z-Boy  17,952 473
NVR (1) 158 706
PulteGroup  38,634 1,619
TopBuild (1) 2,642 479
3,713
Leisure Products 0.1%
Malibu Boats, Class A (1) 6,647 386
386
Specialty Retail 1.8%
Asbury Automotive Group (1) 6,730 1,078
AutoNation (1) 12,564 1,251
Bath & Body Works  21,237 1,015
Burlington Stores (1) 810 147
Foot Locker  19,546 580
Rent-A-Center  15,009 378
Williams-Sonoma  7,377 1,070
5,519
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings (1) 26,034 1,338
Carter's  7,069 650
Deckers Outdoor (1) 3,312 907
Kontoor Brands  25,646 1,060
PVH  13,177 1,010
Steven Madden  19,257 744
5,709
Total Consumer Discretionary 35,508
CONSUMER STAPLES 2.8%
Beverages 0.6%
Coca-Cola Consolidated  3,507 1,742
1,742
Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings (1) 21,687 1,466
Sprouts Farmers Market (1) 17,395 557
U.S. Foods Holding (1) 31,042 1,168
3,191
Food Products 0.8%
Darling Ingredients (1) 17,207 1,383

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ingredion  4,147 361
John B. Sanfilippo & Son  3,057 255
Post Holdings (1) 6,173 428
2,427
Personal Products 0.4%
BellRing Brands (1) 57,825 1,335
1,335
Total Consumer Staples 8,695
ENERGY 4.4%
Energy Equipment & Services 0.5%
Cactus, Class A  8,617 489
Liberty Oilfield Services, Class A (1) 76,776 1,138
1,627
Oil, Gas & Consumable Fuels 3.9%
Devon Energy  62,543 3,698
Diamondback Energy  19,159 2,626
Magnolia Oil & Gas, Class A  93,938 2,222
Matador Resources  24,963 1,322
ONEOK  15,458 1,092
Texas Pacific Land  809 1,094
12,054
Total Energy 13,681
FINANCIALS 13.4%
Banks 6.4%
Ameris Bancorp  18,008 790
BankUnited  28,471 1,252
BOK Financial  13,147 1,235
First Foundation  39,115 950
Hancock Whitney  32,874 1,714
Hanmi Financial  28,403 699
Heartland Financial USA  29,162 1,395
Hope Bancorp  80,104 1,288
Independent Bank  46,907 1,032
International Bancshares  20,008 844
PacWest Bancorp  21,473 926
Popular  22,901 1,872
QCR Holdings  14,556 824
Synovus Financial  20,430 1,001
Umpqua Holdings  48,397 913
WesBanco  14,626 502
Western Alliance Bancorp  9,449 783

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zions Bancorp  28,490 1,868
19,888
Capital Markets 1.7%
Artisan Partners Asset Management, Class A  12,500 492
Cohen & Steers  7,634 656
Cowen, Class A  38,114 1,033
FactSet Research Systems  2,231 968
Raymond James Financial  11,654 1,281
Virtus Investment Partners  3,000 720
5,150
Consumer Finance 0.4%
PROG Holdings (1) 26,920 774
SLM  23,182 426
1,200
Diversified Financial Services 0.6%
Voya Financial  26,662 1,769
1,769
Insurance 4.0%
American Financial Group  10,836 1,578
Assurant  4,721 858
Axis Capital Holdings  18,762 1,135
Everest Re Group  5,597 1,687
First American Financial  12,149 787
Globe Life  9,044 910
Hanover Insurance Group  7,993 1,195
Old Republic International  49,515 1,281
Primerica  6,293 861
Reinsurance Group of America  6,878 753
Safety Insurance Group  6,434 584
Selective Insurance Group  7,541 674
12,303
Thrifts & Mortgage Finance 0.3%
Federal Agricultural Mortgage, Class C  5,891 639
Radian Group  18,292 406
1,045
Total Financials 41,355
HEALTH CARE 14.3%
Biotechnology 3.6%
ACADIA Pharmaceuticals (1) 22,167 537
Alkermes (1) 12,001 316
Apellis Pharmaceuticals (1) 5,353 272
Ascendis Pharma, ADR (1) 3,838 450

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Blueprint Medicines (1) 7,936 507
CRISPR Therapeutics (1)(2) 3,175 199
Emergent BioSolutions (1) 5,887 242
Exact Sciences (1) 4,635 324
Exelixis (1) 54,411 1,233
Global Blood Therapeutics (1)(2) 9,687 335
Horizon Therapeutics (1) 11,650 1,226
Insmed (1) 25,789 606
Ionis Pharmaceuticals (1) 23,358 865
Kymera Therapeutics (1) 1,739 74
Neurocrine Biosciences (1) 14,664 1,375
Prothena (1) 14,156 518
PTC Therapeutics (1) 3,806 142
Sage Therapeutics (1) 3,381 112
Sarepta Therapeutics (1) 2,899 226
Scholar Rock Holding (1) 7,426 96
Ultragenyx Pharmaceutical (1) 12,008 872
Xencor (1) 20,449 546
11,073
Health Care Equipment & Supplies 3.7%
Cooper  2,673 1,116
DENTSPLY SIRONA  22,231 1,094
Envista Holdings (1) 23,400 1,140
Haemonetics (1) 5,568 352
Hologic (1) 17,416 1,338
ICU Medical (1) 4,289 955
Merit Medical Systems (1) 17,705 1,178
NuVasive (1) 12,460 706
Quidel (1) 7,020 789
STERIS  4,383 1,060
Teleflex  4,740 1,682
11,410
Health Care Providers & Services 2.3%
AMN Healthcare Services (1) 11,550 1,205
DaVita (1) 9,276 1,049
Ensign Group  11,368 1,023
Molina Healthcare (1) 6,970 2,325
Select Medical Holdings  56,134 1,347
6,949
Health Care Technology 0.4%
Omnicell (1) 7,118 922
Simulations Plus (2) 4,990 254
1,176

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 2.6%
Avantor (1) 33,950 1,148
Charles River Laboratories International (1) 4,977 1,413
ICON (1) 2,460 598
Medpace Holdings (1) 7,073 1,157
PerkinElmer  12,355 2,156
West Pharmaceutical Services  3,705 1,522
7,994
Pharmaceuticals 1.7%
Catalent (1) 23,869 2,647
Elanco Animal Health (1) 45,448 1,186
Jazz Pharmaceuticals (1) 3,840 598
Prestige Consumer Healthcare (1) 13,761 729
Supernus Pharmaceuticals (1) 5,860 189
5,349
Total Health Care 43,951
INDUSTRIALS & BUSINESS SERVICES 17.1%
Aerospace & Defense 2.2%
Aerojet Rocketdyne Holdings (1) 13,966 550
Curtiss-Wright  8,079 1,213
Moog, Class A  16,423 1,442
Parsons (1) 39,543 1,530
Textron  21,556 1,603
Vectrus (1) 9,735 349
6,687
Building Products 2.0%
Builders FirstSource (1) 21,258 1,372
Carlisle  6,790 1,670
Fortune Brands Home & Security  10,016 744
Owens Corning  13,413 1,227
UFP Industries  15,162 1,170
6,183
Commercial Services & Supplies 0.8%
Casella Waste Systems, Class A (1) 6,044 530
Clean Harbors (1) 9,538 1,065
IAA (1) 13,018 498
SP Plus (1) 13,403 420
2,513
Construction & Engineering 1.8%
Comfort Systems USA  15,816 1,408
EMCOR Group  9,694 1,092
Primoris Services  31,844 758

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Quanta Services  17,387 2,288
5,546
Electrical Equipment 1.4%
Atkore (1) 16,165 1,591
Hubbell  6,389 1,174
Regal Rexnord  9,420 1,402
4,167
Machinery 4.1%
Alamo Group  6,144 884
Allison Transmission Holdings  17,402 683
Barnes Group  9,079 365
Crane  10,950 1,186
EnPro Industries  6,139 600
Hillenbrand  28,854 1,275
ITT  11,135 838
Kadant  5,526 1,073
Lincoln Electric Holdings  4,558 628
Mueller Industries  10,770 583
Mueller Water Products, Class A  107,984 1,395
Oshkosh  9,512 957
Terex  28,139 1,003
Timken  21,670 1,315
12,785
Marine 0.5%
Matson  13,239 1,597
1,597
Professional Services 3.2%
ASGN (1) 11,893 1,388
Booz Allen Hamilton Holding  15,481 1,360
CACI International, Class A (1) 6,157 1,855
FTI Consulting (1) 6,123 963
Insperity  9,068 910
Korn Ferry  19,275 1,252
Leidos Holdings  10,518 1,136
ManpowerGroup  11,090 1,041
9,905
Road & Rail 0.8%
Landstar System  7,220 1,089
Werner Enterprises  18,526 760
XPO Logistics (1) 7,983 581
2,430

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 0.3%
United Rentals (1) 2,646 940
940
Total Industrials & Business Services 52,753
INFORMATION TECHNOLOGY 17.3%
Communications Equipment 0.9%
AudioCodes (2) 18,466 472
Ciena (1) 16,540 1,003
Lumentum Holdings (1) 13,910 1,357
2,832
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries  10,370 893
Belden  24,280 1,345
CDW  5,717 1,023
Keysight Technologies (1) 5,568 880
Littelfuse  2,478 618
OSI Systems (1) 7,494 638
Zebra Technologies, Class A (1) 1,865 771
6,168
IT Services 2.5%
Broadridge Financial Solutions  4,990 777
Euronet Worldwide (1) 13,565 1,766
Genpact  19,107 831
Globant (1) 4,583 1,201
Maximus  11,436 857
MongoDB (1) 3,463 1,536
TTEC Holdings  10,308 851
7,819
Semiconductors & Semiconductor Equipment 3.8%
Cirrus Logic (1) 9,156 776
Diodes (1) 17,494 1,522
Entegris  13,483 1,770
MKS Instruments  8,139 1,221
ON Semiconductor (1) 29,421 1,842
Onto Innovation (1) 11,358 987
Semtech (1) 14,107 978
Silicon Laboratories (1) 2,600 391
SMART Global Holdings (1)(2) 42,742 1,104
Teradyne  9,824 1,161
11,752
Software 7.7%
ACI Worldwide (1) 18,718 589

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Aspen Technology (1) 7,040 1,164
Bill.com Holdings (1) 3,290 746
Black Knight (1) 31,054 1,801
Blackbaud (1) 7,022 420
Cadence Design Systems (1) 3,118 513
Descartes Systems Group (1) 21,622 1,584
Dolby Laboratories, Class A  9,424 737
Dropbox, Class A (1) 40,909 951
Envestnet (1) 7,965 593
Fair Isaac (1) 4,064 1,896
Fortinet (1) 3,053 1,043
Manhattan Associates (1) 14,300 1,984
NortonLifeLock  42,670 1,132
Open Text  24,812 1,052
Paylocity Holding (1) 4,397 905
PTC (1) 11,755 1,266
Qualys (1) 10,605 1,510
Sapiens International  26,734 679
SPS Commerce (1) 9,094 1,193
SS&C Technologies Holdings  8,351 627
Tyler Technologies (1) 1,467 653
Verint Systems (1) 11,575 598
23,636
Technology Hardware, Storage & Peripherals 0.4%
Pure Storage, Class A (1) 32,302 1,141
1,141
Total Information Technology 53,348
MATERIALS 6.3%
Chemicals 3.2%
Celanese  5,875 839
CF Industries Holdings  27,951 2,881
Chase  4,727 411
Element Solutions  44,285 970
HB Fuller  13,194 872
Innospec  8,696 805
RPM International  16,189 1,318
Scotts Miracle-Gro  3,914 481
Westlake Chemical  9,906 1,222
9,799
Containers & Packaging 1.8%
Avery Dennison  6,239 1,085
Berry Global Group (1) 15,853 919
Crown Holdings  9,703 1,214

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Packaging Corp. of America  7,166 1,119
Westrock  27,856 1,310
5,647
Metals & Mining 1.0%
Reliance Steel & Aluminum  7,723 1,416
Steel Dynamics  20,851 1,740
3,156
Paper & Forest Products 0.3%
Clearwater Paper (1) 27,769 778
778
Total Materials 19,380
REAL ESTATE 7.4%
Equity Real Estate Investment Trusts 7.4%
American Campus Communities, REIT  25,765 1,442
Apartment Income REIT  29,096 1,555
Brixmor Property Group, REIT  47,342 1,222
Camden Property Trust, REIT  8,891 1,478
CubeSmart, REIT  14,318 745
EPR Properties, REIT  31,632 1,731
Equity LifeStyle Properties, REIT  13,298 1,017
First Industrial Realty Trust, REIT  27,633 1,711
Gaming & Leisure Properties, REIT  16,856 791
Kimco Realty, REIT  26,105 645
Lamar Advertising, Class A, REIT  13,098 1,522
National Health Investors, REIT  16,476 972
National Retail Properties, REIT  28,579 1,284
Omega Healthcare Investors, REIT  30,189 941
Pebblebrook Hotel Trust, REIT  44,251 1,083
PotlatchDeltic, REIT  16,746 883
PS Business Parks, REIT  5,461 918
Ryman Hospitality Properties, REIT (1) 12,659 1,174
STORE Capital, REIT  32,075 938
Terreno Realty, REIT  12,766 945
Total Real Estate 22,997
UTILITIES 1.9%
Electric Utilities 1.6%
NRG Energy  35,097 1,346
OGE Energy  31,520 1,286
Pinnacle West Capital  14,188 1,108
Portland General Electric  23,225 1,281
5,021

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities 0.2%
UGI  19,149 694
694
Multi-Utilities 0.1%
Unitil  6,158 307
307
Total Utilities 6,022
Total Common Stocks (Cost $259,798) 305,442
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 3,057,900 3,058
Total Short-Term Investments (Cost $3,058) 3,058
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 955,907 956
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 956
Total Securities Lending Collateral (Cost $956) 956
Total Investments in Securities 100.2%
(Cost $263,812) $ 309,456
Other Assets Less Liabilities (0.2)% (501)
Net Assets 100.0% $ 308,955

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 1++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 3,254  ¤  ¤ $ 4,014
Total $ 4,014^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,014.

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F202-054Q1 03/22